CONVERTIBLE SENIOR NOTES, NET (Schedule of Interest Expense Related to Notes) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Debt Disclosure [Abstract]
Amortization of debt issuance costs	$ 1,504	$ 1,496
Total interest expense recognized	$ 1,504	$ 1,496